Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Abstract]
Information related to defined benefit plan
Pension benefit plans Other benefit plans
2022 2021 2022 2021
Fair value of plan assets, beginning of year $ 5,693 $ 6,217 $ - $ -
Interest income on plan assets 157 144 - -
Return on assets excluding interest income (555) 172 - -
Employer contributions - 67 - -
Benefits paid (890) (903) - -
Administrative costs paid (3) (4) - -
Fair value of plan assets, end of year $ 4,402 $ 5,693 $ - $ -
Defined benefit obligation, beginning of year $ 69,998 $ 72,119 $ 24,697 $ 25,827
Current service cost 2,302 2,332 915 956
Interest cost 1,867 1,550 726 652
Actuarial loss (gain) arising from:

- financial assumptions
(20,913) (1,996) (5,881) (1,403)

- experience adjustment
1,396 (903) 161 (697)
Benefits paid (3,666) (1,741) (1,254) (638)
Foreign exchange 234 (1,363) - -
Defined benefit obligation, end of year $ 51,218 $ 69,998 $ 19,364 $ 24,697
Defined benefit liability [note 15] $ (46,816) $ (64,305) $ (19,364) $ (24,697)

Percentages of the total fair value of assets pension plan
Pension benefit plans
2022 2021
Asset category
(a)
Canadian equity securities 6% 8%
U.S. equity securities 11% 13%
Global equity securities 6% 8%
Canadian fixed income 28% 32%
Other
(b)
49% 39%
Total 100% 100%
(a) The defined benefit plan assets contain no

material amounts of related party assets at December 31, 2022 and 2021 respectively.
(b) Relates mainly to the value of the refundable tax account held by the Canada Revenue Agency. The refundable total is approximately equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan .

Components of net pension and other benefit expense
Pension benefit plans Other benefit plans
2022 2021 2022 2021
Current service cost $ 2,302 $ 2,332 $ 915 $ 956
Net interest cost 1,710 1,406 726 652
Administration cost 3 4 - -
Defined benefit expense [note 19] 4,015 3,742 1,641 1,608
Defined contribution pension expense [note 19] 15,189 12,939 - -
Net pension and other benefit expense $ 19,204 $ 16,681 $ 1,641 $ 1,608

Amount of actuarial losses (gains) recognized in other comprehensive income
The total amount of actuarial gains recognized in other comprehensive income is:
Pension benefit plans Other benefit plans
2022 2021 2022 2021
Actuarial gains $ (19,517) $ (2,899) $ (5,720) $ (2,100)
Return on plan assets excluding
interest income 555 (172) - -
$ (18,962) $ (3,071) $ (5,720) $ (2,100)

Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
The assumptions used to determine the Company’s defined benefit obligation and net pension and other benefit expense were as follows at December 31 (expressed as weighted averages):
Pension benefit plans Other benefit plans
2022 2021 2022 2021
Discount rate - obligation 4.5% 2.3% 5.1% 2.9%
Discount rate - expense 2.3% 2.4% 2.9% 2.5%
Rate of compensation increase 3.0% 3.0% - -
Health care cost trend rate - - 5.0% 5.0%
Dental care cost trend rate - - 4.5% 4.5%

1% Change in assumptions [member] | Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
A 1 % change at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the following:
Pension benefit plans Other benefit plans
Increase Decrease Increase Decrease
Discount rate

$ (6,148) $ 7,737 $ (2,366) $ 2,975
A 1% change in any of the other assumptions would not have a significant impact on the defined benefit obligation.